PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net

	December 31,
	2011	2012
Computer equipment	55,602,672	79,251,862
Furniture and office equipment	7,806,643	9,473,470
Leasehold improvements	7,737,400	11,342,046
Purchased software	27,659,057	31,855,569
Capitalized software development costs	45,585,121	60,764,100
Software development projects in progress	302,442	1,046,110
Less: accumulated depreciation	(100,463,597)	(121,370,971)
Property and equipment, net	44,229,738	72,362,186